Shareholder Report, Holdings (Details)	May 31, 2025
C000224285 | 2046-04-25,Multifamily Trust
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000224285 | 2043-09-15,Benchmark Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000224285 | 2035-12-25,RBSSP Resecuritization Trust
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224285 | 2032-04-25,RMF Buyout Issuance Trust
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224285 | 2028-01-10,United Auto Credit Securitization Trust
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224285 | 2037-10-07,Soloso CDO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224285 | 2033-03-05,GS Mortgage Securities Corp Trust
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224285 | 2033-07-26,RBSSP Resecuritization Trust
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224285 | 2046-10-10,COMM Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000224285 | 2030-04-30,Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000224285 | ABS00255UAA3
Holdings [Line Items]
Percent of Total Investments	81.20%
C000224285 | Financials064159CK0
Holdings [Line Items]
Percent of Total Investments	17.70%
C000224285 | SovereignP8S090UG9
Holdings [Line Items]
Percent of Total Investments	0.10%
C000224285 | MBS Passthrough31371NQR9
Holdings [Line Items]
Percent of Total Investments	1.00%
C000224285 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224285 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000224285 | Student Loans
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224285 | Auto Loan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224285 | Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000224285 | Residential Mortgage
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224285 | Banking
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224285 | CDO
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224285 | Other ABS
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000224285 | Home Equity
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000224285 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000224285 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000224285 | CMO
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000224285 | Non Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000224286 | 2046-04-25,Multifamily Trust
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000224286 | 2043-09-15,Benchmark Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000224286 | 2035-12-25,RBSSP Resecuritization Trust
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224286 | 2032-04-25,RMF Buyout Issuance Trust
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224286 | 2028-01-10,United Auto Credit Securitization Trust
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224286 | 2037-10-07,Soloso CDO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224286 | 2033-03-05,GS Mortgage Securities Corp Trust
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224286 | 2033-07-26,RBSSP Resecuritization Trust
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224286 | 2046-10-10,COMM Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000224286 | 2030-04-30,Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000224286 | ABS00255UAA3
Holdings [Line Items]
Percent of Total Investments	81.20%
C000224286 | Financials064159CK0
Holdings [Line Items]
Percent of Total Investments	17.70%
C000224286 | SovereignP8S090UG9
Holdings [Line Items]
Percent of Total Investments	0.10%
C000224286 | MBS Passthrough31371NQR9
Holdings [Line Items]
Percent of Total Investments	1.00%
C000224286 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224286 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000224286 | Student Loans
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224286 | Auto Loan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224286 | Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000224286 | Residential Mortgage
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224286 | Banking
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224286 | CDO
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224286 | Other ABS
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000224286 | Home Equity
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000224286 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000224286 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000224286 | CMO
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000224286 | Non Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000224288 | 2046-04-25,Multifamily Trust
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000224288 | 2043-09-15,Benchmark Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000224288 | 2035-12-25,RBSSP Resecuritization Trust
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224288 | 2032-04-25,RMF Buyout Issuance Trust
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224288 | 2028-01-10,United Auto Credit Securitization Trust
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224288 | 2037-10-07,Soloso CDO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224288 | 2033-03-05,GS Mortgage Securities Corp Trust
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224288 | 2033-07-26,RBSSP Resecuritization Trust
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224288 | 2046-10-10,COMM Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000224288 | 2030-04-30,Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000224288 | ABS00255UAA3
Holdings [Line Items]
Percent of Total Investments	81.20%
C000224288 | Financials064159CK0
Holdings [Line Items]
Percent of Total Investments	17.70%
C000224288 | SovereignP8S090UG9
Holdings [Line Items]
Percent of Total Investments	0.10%
C000224288 | MBS Passthrough31371NQR9
Holdings [Line Items]
Percent of Total Investments	1.00%
C000224288 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224288 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000224288 | Student Loans
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224288 | Auto Loan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224288 | Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000224288 | Residential Mortgage
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224288 | Banking
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224288 | CDO
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224288 | Other ABS
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000224288 | Home Equity
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000224288 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000224288 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000224288 | CMO
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000224288 | Non Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000224287 | 2046-04-25,Multifamily Trust
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000224287 | 2043-09-15,Benchmark Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000224287 | 2035-12-25,RBSSP Resecuritization Trust
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224287 | 2032-04-25,RMF Buyout Issuance Trust
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224287 | 2028-01-10,United Auto Credit Securitization Trust
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224287 | 2037-10-07,Soloso CDO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224287 | 2033-03-05,GS Mortgage Securities Corp Trust
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224287 | 2033-07-26,RBSSP Resecuritization Trust
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224287 | 2046-10-10,COMM Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000224287 | 2030-04-30,Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000224287 | ABS00255UAA3
Holdings [Line Items]
Percent of Total Investments	81.20%
C000224287 | Financials064159CK0
Holdings [Line Items]
Percent of Total Investments	17.70%
C000224287 | SovereignP8S090UG9
Holdings [Line Items]
Percent of Total Investments	0.10%
C000224287 | MBS Passthrough31371NQR9
Holdings [Line Items]
Percent of Total Investments	1.00%
C000224287 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224287 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000224287 | Student Loans
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224287 | Auto Loan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224287 | Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000224287 | Residential Mortgage
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224287 | Banking
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224287 | CDO
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224287 | Other ABS
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000224287 | Home Equity
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000224287 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000224287 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000224287 | CMO
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000224287 | Non Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	26.20%